Operating Loss (Tables)	12 Months Ended
Dec. 31, 2021
Operating Loss Table [Abstract]
Schedule of operating loss
	Year Ended December 31,
	2021 $’000	2020 $’000	2019 $’000
License fee	(1,047)	706	553
Realization bonus	855	13,503	-
Foreign exchange gain related to the realization bonus	-	(289)	-
Depreciation of Property, Plant and Equipment	8	5	5
Depreciation (Right-of-use asset)	133	86	245
Foreign exchange (gain)/losses	(1,899)	239	165